Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of restricted cash and cash equivalents
(a) Restricted cash

	March 31, 2024	March 31, 2023	March 31, 2022
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	440,445	1,194,787	792,035
Total restricted cash	440,445	1,194,787	792,035
(b) Non restricted cash
Current
Cash and bank balances	4,105,489	3,650,446	3,781,978
Other bank deposits (maturity period more than 3 months)	1,288,700	-	-
Total Non restricted cash	5,394,189	3,650,446	3,781,978
Total cash (a+b)	5,834,634	4,845,233	4,574,013
Bank overdraft used for cash management purposes	(486,888)	(951,504)	(371,995)
Other bank deposits (maturity period more than 3 months)	(1,288,700)	-	-
Cash and cash equivalents for the statement of cash flows	4,059,046	3,893,729	4,202,018